Short-Term Borrowings And Long-Term Debt (Schedule Of Annual Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 68,297
2015	88,579
2016	60,047
2017	68,187
2018	34,760
2019 and thereafter	21,787
Total	¥ 341,657	¥ 291,612